Income tax and social contribution	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income tax and social contribution
23	Income tax and social contribution

a)	Reconciliation of income and social contribution tax expenses:

	December 31, 2017	December 31, 2016	December 31, 2015
Profit before taxes	1,474,652	555,987	668,484
Income tax and social contribution at nominal rate (34%)	(501,382)	(189,036)	(227,285)
Adjustments to reconcile nominal and effective tax rate
Interest in earnings of investees (non-taxable income)	340,766	532,335	239,069
Differences in tax rates on earnings / losses of overseas companies	(89,070)	(150,233)	24,699
Granted income tax incentive	74,416	10,098	20,219
Share-based payment transactions	(4,022)	(3,950)	(4,305)
Interest on shareholders’ equity	(21,495)	(45,573)	(10,375)
Non-deductible expenses (donations, gifts, etc.)	(52,226)	(28,103)	(30,878)
Tax losses not recorded(i)	(177,824)	(185,089)	(95,752)
Compensation action	—	—	114,844
Goodwill amortization effect	1,853	1,853	—
Tax effects of discounts granted - PERT	(4,438)	—	—
Tax loss carryforwards from previous years recorded	(3,554)	—	—
Other	8,621	(4,004)	174

Income tax and social contribution benefit (expense) - current and deferred	(428,355)	(61,702)	30,410

Effective rate - %	(29.05)	(11.10)	4.55

(i)	Refers mainly to tax losses not recorded in subsidiaries of Rumo which under current conditions do not attend the requirements of future taxable profits that justify the recognition of the deferred tax assets. In accordance with Brazilian Federal Taxes rules those losses do not expire.

b)	Deferred income tax assets and liabilities:

	December 31, 2017	December 31, 2016
Assets credit of:
Income tax loss carry forwards	2,112,707	1,900,366
Social contribution tax loss carry forwards	772,304	704,480
Temporary differences
Foreign exchange—Loans and borrowings	548,568	590,696
Legal proceedings provision	365,997	367,060
Tax deductible goodwill	56,276	225,104
Impairment provision	250,236	319,070
Provisions for employee benefits	153,434	138,655
Allowance for doubtful accounts	25,991	77,168
Regulatory asset (liability)	65,318	71,039
Impairment of tax credit	61,324	51,057
Share-based payment transactions	291	—
Profit sharing	41,506	28,732
Interest on preferred shareholders payable in subsidiaries	218,599	219,019
Property, plant and equipment—useful life review	160,490	27,987
Contractual dispute	115,490	120,952
Other	297,932	264,094

Total	5,246,463	5,105,479

(-) Deferred taxes assets not recognized	(1,961,325)	(1,781,670)
Liabilities credit of:
Temporary differences
Business combination—property, plant and equipment	110,149	144,952
Tax deductible goodwill	(369,044)	(348,192)
Lease	(277,091)	(138,525)
Concession contract	(8,681)	(10,617)
Unrealized gains on derivatives instruments	(102,410)	(47,757)
Income on formation of joint ventures	(1,135,036)	(1,135,036)
Business combination—Intangible asset	(3,723,742)	(3,764,925)
Other	(45,513)	(84,272)

Total	(5,551,368)	(5,384,372)

Total of deferred taxes recorded	(2,266,230)	(2,060,563)

Deferred income tax—Assets	1,636,080	1,490,002

Deferred income tax—Liabilities	(3,902,310)	(3,550,565)

c)	Changes in deferred income taxes, net:

At January 1, 2016	(2,434,456)

Recorded through income	166,932
Other comprehensive income	28,988
Discontinued operation	158,164
Business combinations	(32,371)
Other (i)	52,180

At December 31, 2016	(2,060,563)

Recorded through income	(426,341)
Property, plant and equipment—useful life review	132,503
Other comprehensive income	8,201
Tax loss carryforwards used to settle other tax installments	3,555
Tax loss carryforwards over change of shareholding interest in subsidiary	60,583
Other (i)	15,832

At December 31, 2017	(2,266,230)

(i)	Exchange variation effect due to the conversion of offshore investments.

d)	Recoverability of deferred income tax and social contribution

In assessing the recoverability of deferred taxes, management considers the projections of future taxable income and the movements of temporary differences. When it is not probable that part or all of the taxes will be realized, the tax asset is reversed. There is no deadline for the use of tax loss carryforwards and negative bases, but the use of these accumulated losses of previous years is limited to 30% of annual taxable profits.